U.S. Bancorp (Parent Company) - Condensed Statement of Financial Position of Parent Company Only (Detail) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Assets
Available-for-sale securities	[1]	$ 122,613	[2]	$ 66,115
Other assets		36,168		33,645
Total assets		495,426		467,374
Liabilities and Shareholders' Equity
Short-term funds borrowed		23,723		14,139	$ 16,651
Long-term debt		40,167		41,340
Other liabilities		17,137		14,763
Shareholders' equity		51,853		51,029
Total liabilities and equity		495,426		467,374
Parent Company [Member]
Assets
Due from banks, principally interest-bearing		11,583		9,969
Available-for-sale securities		1,631		921
Other assets		1,211		813
Total assets		71,386		68,163
Liabilities and Shareholders' Equity
Short-term funds borrowed		8
Long-term debt		18,602		16,291
Other liabilities		923		843
Shareholders' equity		51,853		51,029
Total liabilities and equity		71,386		68,163
Bank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries		48,518		47,549
Advances to subsidiaries		3,850		3,800
Nonbank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries		3,128		2,568
Advances to subsidiaries		$ 1,465		$ 2,543

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[2]	The weighted-average maturity of total available-for-sale and held-to-maturity investment securities was 5.3 years at December 31, 2018, with a corresponding weighted-average yield of 2.53 percent.